CANADIAN DEVELOPMENT PROPERTIES - Key Valuation Assumptions (Details) - Canadian development properties	Dec. 31, 2023	Dec. 31, 2023 $ / ft²	Dec. 31, 2023 $ / ft²	Dec. 31, 2022	Dec. 31, 2022 $ / ft²	Dec. 31, 2022 $ / ft²
Land value per square foot
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets		265	350		258	350
Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0500			0.0475
Capitalization rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0475			0.0450